Intangible assets - Schedule of Goodwill attributed to cash-generating units (Details) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	$ 2,436	$ 2,949
United States
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	1,062	1,002
Türkiye(1)
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	0	414
Greater China
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	169	160
India
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	745	827
Mexico
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	138	185
Other cash-generating units
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	$ 322	$ 361